Credit Risk - Homes Credit Risk Review, Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Advances and flexible mortgage drawdowns	£ 1,200	£ 1,400
Percentage of customers with a maturing mortgage retained	81.00%	83.00%
Part of loans in negative equity, uncollateralized	£ 48	£ 75
Average LTV of mortgage total new lending, in London	66.00%	64.00%
Internal remortgages
Disclosure of credit risk exposure [line items]
Internal remortgages	£ 25,300	£ 30,500